Related party transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related party transactions
50 Related party transactions
In the normal course of business, Aegon enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of Aegon include, amongst others, its associates, joint ventures, key management personnel and the defined benefit and contribution plans. Transactions between related parties have taken place on an arm’s length basis. Transactions between Aegon and its subsidiaries that are deemed related parties have been eliminated in the consolidation and are not disclosed in the notes.
Related party transactions include, among others, transactions between Aegon N.V. and Vereniging Aegon.
None of the transactions listed hereunder qualifies as a Material Transaction, i.e. a transaction entered into by the Company where the information regarding the transaction on its own or taken together with other transactions entered into in the course of the same financial year with the same party, constitutes inside information as defined in article 7 of the Market Abuse Regulation (MAR).
On December 15, 2021, Aegon repurchased 22,643,360 common shares B from Vereniging Aegon for the amount of EUR 2,285,621 based on 1/40 th
of the Value Weight Average Price of the common shares of the five trading days preceding this transaction.
The repurchase of common shares B was executed to align the aggregate holding of voting shares by Vereniging Aegon in Aegon with its special cause voting rights of 32.6%.
On June 3, 2021, Vereniging Aegon exercised its options rights to purchase in aggregate 1,983,360 common shares B at fair value of a common share B (being 1/40 th
of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by the issuance of shares on June 3, 2021, in connection with the Long Term Incentive Plans for senior management.
On December 11, 2020 Aegon N.V. repurchased 2,955,600 common shares B from Vereniging Aegon for the amount of EUR 228,911.22 based on 1/40 th
of the Value Weighted Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6%.
On May 15, 2020, Vereniging Aegon exercised its options rights to purchase in aggregate 2,154,000 common shares B at fair value of a common share B (being 1/40 th
of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 15, 2020, in connection with the Long Term Incentive Plans for senior management.
On December 23, 2019 Aegon N.V. repurchased 13,227,120 common shares B from Vereniging Aegon for the amount of EUR 1,384,046 based on 1/40 th
of the Value Weighted Average Price of the common shares on the five trading days preceding this transaction. The repurchase of common shares B was executed to align the shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6%.
On May 17, 2019, Vereniging Aegon exercised its options rights to purchase 1,773,680 common shares B at fair value of a common share B (being 1/40 th
of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by the issuance of shares on May 17, 2019, in connection with the Long Term Incentive Plans for senior management.
Remuneration of members of the Supervisory Board, Executive Board and Key Management
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2021	2020 2)	2019

Supervisory Board 1)	0.9	0.8	1.0

Executive Board	4.9	5.9	5.8

Key Management	27.2	24.8	26.3

In fixed compensation	16.8	14.2	14.3

In cash based variable compensation	3.4	3.3	3.6

In share based variable compensation	3.1	2.9	3.2

In pension contributions	2.8	3.2	3.9

In other benefits	1.1	1.2	1.3

1
Based on a Decree of the Dutch State Secretary of Finance which came into force as from May 7, 2021, the Supervisory Board fees were not subject to Dutch VAT anymore, retroactively as from June 13, 2019. Therefore, Aegon has not paid Dutch VAT anymore on the fees of the Supervisory Board Members as from Q2 2021. Additionally, Aegon reclaimed VAT for the period Q3 2019 - Q1 2021, except for its Supervisory Board members based in the Netherlands for practical reasons. The 2019 and 2020 amounts were restated in this table for this VAT reclaim.

2
Retroactively, fixed compensation in 2020 included
sign-on
expenses and other benefits in 2020 included mandatory local social security expenses for Key Management members that were not included in this table last year.

Fixed compensation of Key Management included severance payments in 2021 (EUR 2.2 million) and 2019 (EUR 0.7 million). Key Management consisted of all members of the Supervisory Board, Executive Board and Management Board (see the chapter Composition of the Boards for more details).
Additional information on the remuneration and share-based compensation of members of the Executive Board and the remuneration of the Supervisory Board is disclosed in the Remuneration report.
Interests in Aegon N.V. held by active members of the Executive Board
Shares held in Aegon at December 31, 2021 by Mr. Friese amount to 56,554 (2020: 36,001) and by Mr. Rider to 103,699
(2020: 78,164). The shares held in Aegon mentioned above do not exceed 1% of total outstanding share capital at the reporting date. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for either Mr. Friese or Mr. Rider.
Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2021	2020

Ben J. Noteboom	23,500	23,500

Dona D. Young	13,260	13,260

Total	36,760	36,760
Shares held by Supervisory Board members are only disclosed for the period for which they have been part of the Supervisory Board. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for the members of the Supervisory Board.